Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 278,395,829.50
Previously Paid Amount	0.00
Total Fee Amount	38,446.47
Total Offset Amount	0.00
Net Fee	$ 38,446.47